                                   UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                              Washington, D.C. 20549

                                    FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:                   811-04864


Exact name of registrant as specified in charter:     Prudential Value Fund

Address of principal executive offices:               Gateway Center 3,
                                                      100 Mulberry Street,
                                                      Newark, New Jersey 07102


Name and address of agent for service:                Ms. Maria Master
                                                      Gateway Center 3,
                                                      100 Mulberry Street,
                                                      Newark, New Jersey 07102


Registrant's telephone number, including area code:   973-367-3028


Date of fiscal year end:                              10/31/03


Date of reporting period:                              04/30/03

Item 1 -- Reports to Stockholders

SEMIANNUAL REPORT
April 30, 2003

PRUDENTIAL
Value Fund

FUND TYPE
Large-capitalization stock

OBJECTIVE
Capital appreciation

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund's portfolio holdings are for the period covered by this report and are subject to change thereafter.


Prudential Financial is a service mark of The Prudential Insurance Company of America,
Newark, NJ, and its affiliates.

(LOGO) Prudential Financial

Prudential Value Fund

Performance at a Glance

FUND OBJECTIVE
The Prudential Value Fund's (the Fund) investment objective is capital appreciation. There can be no assurance that the Fund will achieve its investment objective.

Cumulative Total Returns(1)     As of 4/30/03
                     Six Months     One Year     Five Years     Ten Years     Since Inception(2)
Class A                3.17%        -18.73%       -14.76%        109.62%           223.78%
Class B                2.83         -19.32        -17.89          94.44            259.62
Class C                2.83         -19.32        -17.89           N/A              75.35
Class Z                3.30         -18.52        -13.68           N/A              53.51
S&P 500 Index(3)       4.47         -13.30        -11.54         151.37              ***
Russell 1000
Value Index(4)         5.25         -13.01         -2.44         166.79              ****
Lipper Multi-Cap
Value Funds Avg.(5)    5.40         -15.54         -0.31         148.60             *****

     Average Annual Total Returns1     As of 3/31/03
                      One Year     Five Years     Ten Years   Since Inception(2)
Class A               -30.98%        -5.30%         6.44%           8.34%
Class B               -31.43         -5.16          6.19            7.79
Class C               -29.26         -5.22           N/A            5.76
Class Z               -27.15         -4.07           N/A            5.24
S&P 500 Index(3)      -24.75         -3.76          8.53             ***
Russell 1000
Value Index(4)        -22.79         -2.03          9.24            ****
Lipper Multi-Cap
Value Funds Avg.(5)   -24.00         -1.86          8.32           *****

Past performance is not indicative of future results. Principal value and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. (1) Source: Prudential Investments LLC and Lipper Inc. The cumulative total returns do not take into account applicable sales charges. The average annual total returns do take into account applicable sales charges. Without the distribution and service (12b-1) fee waiver of 0.05% for Class A shares annually, the returns would have been lower. The Fund charges a maximum front-end sales charge of 5% for Class A shares in most circumstances, and a 12b-1 fee of up to 0.30% annually. In some circumstances, Class A shares may not be subject to a front-end sales charge, but may be subject to a 1% contingent deferred sales charge (CDSC) for the first year. Class B shares are subject to a declining CDSC of 5%, 4%, 3%, 2%, 1%, and 1% for the first six years respectively after purchase, and a 12b-1 fee of 1.00% annually. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class C shares are subject to a front-end sales charge of 1%, a CDSC of 1% for shares redeemed within 18 months of purchase, and a 12b-1 fee of 1.00% annually. Class Z shares are not subject to a sales charge or 12b-1 fee. The returns in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or following the redemption of fund shares. (2) Inception dates: Class A, 1/22/90; Class B, 1/22/87; Class C, 8/1/94; and Class Z, 3/1/96. (3) The Standard & Poor's 500
Composite Stock Price Index (S&P 500 Index) is an unmanaged index of 500 stocks of large U.S. companies. It gives a broad look at how stock prices have performed in the United States. (4) The Russell 1000 Value Index is an unmanaged index comprising those securities in the Russell 1000 Index with a lesser-than-average growth orientation. Companies in this index generally have low price-to-book and price/earnings ratios, higher dividend yields, and lower forecasted growth values. (5) The Lipper Multi-
                                       www.prudential.com  (800) 225-1852

Semiannual Report     April 30, 2003

Cap Value Funds Average (Lipper Average) represents returns based on an average return of all funds in the Lipper Multi-Cap Value Funds category for the periods noted. Funds in the Lipper Average typically have a below-average price/earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P SuperComposite 1500 Index. Investors cannot invest directly in an index. The returns for the S&P 500 Index, the Russell 1000 Value Index, and the Lipper Average would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses of a mutual fund, but not sales charges or taxes. ***S&P 500 Index Since Inception cumulative total returns as of 4/30/03 are 273.08% for Class A, 395.35% for Class B, 133.10% for Class C, and 59.96% for Class Z. S&P 500 Index Since Inception average annual total returns as of 3/31/03 are 9.85% for Class A, 9.86% for Class B, 9.26% for Class C, and 5.67% for Class Z. **** Russell 1000 Value Index Since Inception cumulative total returns as of 4/30/03 are 300.41% for Class A, 421.61% for Class B, 144.28% for Class C,
and 73.56% for Class Z. Russell 1000 Value Index Since Inception average annual total returns as of 3/31/03 are 10.40% for Class A, 10.18% for Class B, 9.78% for Class C, and 6.73% for Class Z. *****Lipper Average Since Inception cumulative total returns as of 4/30/03 are 266.39% for Class A, 364.46% for Class B, 122.79% for Class C, and 60.72% for Class Z. Lipper Average Since Inception average annual total returns as of 3/31/03 are 9.49% for Class A, 9.16% for Class B, 8.47% for Class C, and 5.48% for Class Z.

(LOGO) Prudential Financial                      June 16, 2003

DEAR SHAREHOLDER,
After fighting in Iraq ended in April 2003, U.S. consumer confidence rose significantly and a more optimistic tone pervaded the financial markets. Major stock market indexes have continued to improve, even as the long-standing bond market rally persisted. While we welcome these developments, it is important to remember that a wise investor plans for tomorrow's needs today regardless of the direction of financial markets.

Whether you are investing for your retirement, your children's education, or for a new home for your family, Prudential mutual funds offer advantages that may help you reach your financial goals. Experienced asset managers, working closely with research analysts, employ time-tested investment processes that were honed under a variety of market conditions. We recommend that you consult a financial professional who can help you strike the right balance between your desire to obtain a particular return from an investment and your tolerance for risk.

I was named president of the Prudential Value Fund in March 2003. On behalf of the Prudential Financial family, I would like to thank you for your continued confidence in Prudential mutual funds. We look forward to serving your future investment needs.



Sincerely,


Judy A. Rice, President
Prudential Value Fund

       Prudential Value Fund
             Portfolio of Investments as of April 30, 2003 (Unaudited)

Shares          Description                                         Value (Note 1)
------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS  92.7%
Common Stocks
-------------------------------------------------------------------------------------
Aerospace & Defense  5.2%
      246,700   General Dynamics Corp.                              $     15,312,669
      183,000   Northrop Grumman Corp.                                    16,094,850
      270,000   Raytheon Co.                                               8,081,100
                                                                    ----------------
                                                                          39,488,619
-------------------------------------------------------------------------------------
Banks  1.6%
      296,000   Mellon Financial Corp.                                     7,829,200
      100,800   PNC Financial Services Group                               4,425,120
                                                                    ----------------
                                                                          12,254,320
-------------------------------------------------------------------------------------
Chemicals  3.1%
      338,800   Dow Chemical Co.                                          11,058,432
      190,000   E.I. du Pont de Nemours & Co.                              8,080,700
      337,522   Lyondell Chemical Co.                                      4,910,945
                                                                    ----------------
                                                                          24,050,077
-------------------------------------------------------------------------------------
Commercial Services & Supplies  1.3%
      440,100   Waste Management, Inc.                                     9,558,972
-------------------------------------------------------------------------------------
Communications Equipment  1.3%
    1,007,896   3Com Corp.(a)                                              5,241,059
      163,900   Harris Corp.                                               4,680,984
                                                                    ----------------
                                                                           9,922,043
-------------------------------------------------------------------------------------
Computers & Peripherals  1.8%
      860,021   Hewlett-Packard Co.                                       14,018,343
-------------------------------------------------------------------------------------
Containers & Packaging  1.3%
      215,800   Temple-Inland, Inc.(b)                                     9,775,740
-------------------------------------------------------------------------------------
Diversified Financials  11.4%
      158,900   American Express Co.                                       6,015,954
      772,300   Citigroup, Inc.                                           30,312,775
      167,600   Goldman Sachs Group, Inc.(b)                              12,720,840
      278,800   J.P. Morgan Chase & Co.                                    8,182,780

    See Notes to Financial Statements                                      3

       Prudential Value Fund
             Portfolio of Investments as of April 30, 2003 (Unaudited) Cont'd.

Shares          Description                                         Value (Note 1)
------------------------------------------------------------------------------------------
      235,400   Lehman Brothers Holdings, Inc.                      $     14,823,138
      278,800   Merrill Lynch & Co., Inc.                                 11,444,740
      135,600   Principal Financial Group                                  3,945,960
                                                                    ----------------
                                                                          87,446,187
-------------------------------------------------------------------------------------
Diversified Telecommunication Services  4.1%
      403,000   AT&T Corp.                                                 6,871,150
      423,210   BellSouth Corp.                                           10,787,623
      375,500   Verizon Communications, Inc.                              14,036,190
                                                                    ----------------
                                                                          31,694,963
-------------------------------------------------------------------------------------
Electric Utilities  2.8%
       90,500   Dominion Resources, Inc.                                   5,355,790
       86,600   DTE Energy Co.                                             3,491,712
      255,700   FirstEnergy Corp.                                          8,624,761
      211,700   TXU Corp.                                                  4,217,064
                                                                    ----------------
                                                                          21,689,327
-------------------------------------------------------------------------------------
Electronic Equipment & Instruments  1.0%
    2,470,600   Solectron Corp.(a)(b)                                      7,881,214
-------------------------------------------------------------------------------------
Energy Equipment & Services  9.1%
      273,900   Baker Hughes, Inc.                                         7,669,200
      647,200   ENSCO International, Inc.                                 16,438,880
      665,500   GlobalSantaFe Corp.                                       14,081,980
      540,900   Halliburton Co.                                           11,580,669
      106,900   Nabors Industries Ltd.(a)                                  4,190,480
      285,000   Schlumberger Ltd. (Netherlands)                           11,950,050
      105,700   Weatherford International Ltd. (Bermuda)(a)                4,252,311
                                                                    ----------------
                                                                          70,163,570
-------------------------------------------------------------------------------------
Food Products  3.7%
      664,100   ConAgra Foods, Inc.                                       13,946,100
      298,900   Kraft Foods, Inc. (Class A)                                9,236,010
      307,700   Sara Lee Corp.                                             5,163,206
                                                                    ----------------
                                                                          28,345,316

    4                                      See Notes to Financial Statements

       Prudential Value Fund
             Portfolio of Investments as of April 30, 2003 (Unaudited) Cont'd.

Shares          Description                                         Value (Note 1)
------------------------------------------------------------------------------------------
Healthcare Providers & Services  2.0%
      260,300   HCA, Inc.                                           $      8,355,630
      457,900   Tenet Healthcare Corp.(a)                                  6,795,236
                                                                    ----------------
                                                                          15,150,866
-------------------------------------------------------------------------------------
Hotels Restaurants & Leisure  1.3%
      590,500   McDonald's Corp.                                          10,097,550
-------------------------------------------------------------------------------------
Household Products  1.4%
      209,200   Kimberly-Clark Corp.                                      10,411,884
-------------------------------------------------------------------------------------
Industrial Conglomerates  1.6%
      181,600   General Electric Co.                                       5,348,120
      420,400   Tyco International Ltd.                                    6,558,240
                                                                    ----------------
                                                                          11,906,360
-------------------------------------------------------------------------------------
Insurance  7.7%
      213,000   Allstate Corp.                                             8,049,270
      138,700   American International Group, Inc.                         8,037,665
      355,900   Hartford Financial Services Group, Inc.                   14,506,484
       96,900   St. Paul Co., Inc.(b)                                      3,327,546
      275,753   Travelers Property Casualty Corp. (Class A)                4,475,471
      253,800   XL Capital Ltd. (Class A)                                 20,887,740
                                                                    ----------------
                                                                          59,284,176
-------------------------------------------------------------------------------------
Machinery  1.1%
      289,400   Navistar International Corp.(a)                            8,074,260
-------------------------------------------------------------------------------------
Media  7.4%
      334,500   AOL Time Warner, Inc.(a)                                   4,575,960
      247,400   EchoStar Communications Corp. (Class A)(a)(b)              7,412,104
      312,800   General Motors Corp. (Class H Stock)(a)                    3,691,040
    1,067,000   Liberty Media Corp. (Series A)(a)                         11,737,000
      114,200   New York Times Co. (Class A)                               5,296,596
      712,058   News Corp. Ltd., ADR (Australia)                          16,704,880
       36,500   Omnicom Group, Inc.                                        2,259,350
      124,200   Viacom, Inc. (Class B)(a)                                  5,391,522
                                                                    ----------------
                                                                          57,068,452

    See Notes to Financial Statements                                      5

       Prudential Value Fund
             Portfolio of Investments as of April 30, 2003 (Unaudited) Cont'd.

Shares          Description                                         Value (Note 1)
------------------------------------------------------------------------------------------
Metals & Mining  1.0%
      222,600   Freeport-McMoRan Copper & Gold, Inc. (Class B)      $      3,853,206
      142,800   Newmont Mining Corp.                                       3,858,456
                                                                    ----------------
                                                                           7,711,662
-------------------------------------------------------------------------------------
Multiline Retail  0.8%
      199,300   Federated Department Stores, Inc.                          6,102,566
-------------------------------------------------------------------------------------
Office Electronics  1.0%
      794,300   Xerox Corp.(a)(b)                                          7,831,798
-------------------------------------------------------------------------------------
Oil & Gas  5.6%
      134,925   Apache Corp.                                               7,724,456
      233,500   Exxon Mobil Corp.                                          8,219,200
      458,500   Occidental Petroleum Corp.                                13,686,225
       33,800   Royal Dutch Petroleum Co. (Netherlands)                    1,381,744
      185,300   Total Fina Elf S.A., ADR (France)                         12,174,210
                                                                    ----------------
                                                                          43,185,835
-------------------------------------------------------------------------------------
Paper & Forest Products  3.8%
      218,200   Boise Cascade Corp.                                        5,012,054
      461,500   International Paper Co.                                   16,498,625
      151,400   Weyerhaeuser Co.                                           7,507,926
                                                                    ----------------
                                                                          29,018,605
-------------------------------------------------------------------------------------
Pharmaceuticals  4.6%
      331,500   Bristol-Myers Squibb Co.                                   8,466,510
      192,500   Merck & Co., Inc.                                         11,199,650
      273,420   Pfizer, Inc.                                               8,407,665
      171,119   Wyeth                                                      7,448,810
                                                                    ----------------
                                                                          35,522,635
-------------------------------------------------------------------------------------
Railroads  0.5%
       68,750   Union Pacific Corp.                                        4,092,000
-------------------------------------------------------------------------------------
Semiconductor Equipment & Products  1.3%
    5,669,215   Agere Systems, Inc. (Class B)(a)                           9,694,358

    6                                      See Notes to Financial Statements

       Prudential Value Fund
             Portfolio of Investments as of April 30, 2003 (Unaudited) Cont'd.

Shares          Description                                         Value (Note 1)
------------------------------------------------------------------------------------------
Software  0.6%
       92,200   Synopsys, Inc.(a)                                   $      4,484,608
-------------------------------------------------------------------------------------
Specialty Retail  0.9%
      693,500   Toys 'R' Us, Inc.(a)                                       7,108,375
-------------------------------------------------------------------------------------
Tobacco  1.6%
      325,400   Altria Group, Inc.                                        10,009,304
      141,100   Loews Corp. - Carolina Group                               2,593,418
                                                                    ----------------
                                                                          12,602,722
-------------------------------------------------------------------------------------
Wireless Telecommunication Services  0.8%
    1,787,300   Sprint Corp. (PCS Group)(a)                                6,255,550
                                                                    ----------------
                Total long-term investments (cost $723,268,829)          711,892,953
                                                                    ----------------
SHORT-TERM INVESTMENT  9.9%
-------------------------------------------------------------------------------------
Mutual Fund
   76,450,489   Prudential Core Investment Fund-Taxable Money
                 Market Series(c)
                 (cost $76,450,489; Note 3)                               76,450,489
                                                                    ----------------
                Total Investments  102.6%
                 (cost $799,719,318; Note 5)                             788,343,442
                Liabilities in excess of other assets  (2.6%)            (20,292,960)
                                                                    ----------------
                Net Assets  100%                                    $    768,050,482
                                                                    ----------------
                                                                    ----------------

------------------------------
(a) Non-income producing security.
(b) Security, or portion thereof, on loan, see Note 4.
(c) Represents security, or portion thereof, purchased with cash collateral received for securities on loan, see Note 4.
ADR--American Depository Receipt.

    See Notes to Financial Statements                                      7

       Prudential Value Fund
             Statement of Assets and Liabilities (Unaudited)

                                                                  April 30, 2003
----------------------------------------------------------------------------------------
ASSETS
Investments, at value including securities on loan of
$20,879,486 (cost $799,719,318)                                   $   788,343,442
Cash                                                                       98,633
Receivable for investments sold                                        10,575,430
Dividends and interest receivable                                       1,175,387
Receivable for Fund shares sold                                           182,547
Tax reclaim receivable                                                     33,418
Receivable for securities lending                                          26,124
Prepaid expenses and other assets                                          20,077
                                                                 -----------------
      Total assets                                                    800,455,058
                                                                 -----------------
LIABILITIES
Payable to broker for collateral for securities on loan
(Note 4)                                                               22,082,108
Payable for investments purchased                                       7,295,143
Payable for Fund shares reacquired                                      1,328,909
Accrued expenses                                                        1,024,128
Management fee payable                                                    348,180
Distribution fee payable                                                  286,973
Securities lending rebate payable                                          23,817
Withholding taxes payable                                                  15,318
                                                                 -----------------
      Total liabilities                                                32,404,576
                                                                 -----------------
NET ASSETS                                                        $   768,050,482
                                                                 -----------------
                                                                 -----------------
Net assets were comprised of:
   Shares of beneficial interest, at par                          $       617,443
   Paid-in capital in excess of par                                   927,625,935
                                                                 -----------------
                                                                      928,243,378
   Undistributed net investment income                                  2,458,200
   Accumulated net realized loss on investments                      (151,275,220)
   Net unrealized depreciation on investments                         (11,375,876)
                                                                 -----------------
Net assets, April 30, 2003                                        $   768,050,482
                                                                 -----------------
                                                                 -----------------

    8                                      See Notes to Financial Statements

       Prudential Value Fund
             Statement of Assets and Liabilities (Unaudited) Cont'd.

                                                                   April 30, 2003
----------------------------------------------------------------------------------------
Class A:
   Net asset value and redemption price per share
      ($504,595,273 / 40,456,857 shares of beneficial interest
      issued and outstanding)                                              $12.47
   Maximum sales charge (5% of offering price)                                .66
                                                                  ----------------
   Maximum offering price to public                                        $13.13
                                                                  ----------------
                                                                  ----------------
Class B:
   Net asset value, offering price and redemption price per
      share ($211,997,808 / 17,150,402 shares of beneficial
      interest issued and outstanding)                                     $12.36
                                                                  ----------------
                                                                  ----------------
Class C:
   Net asset value and redemption price per share
      ($21,133,496 / 1,709,678 shares of beneficial interest
      issued and outstanding)                                              $12.36
   Sales charge (1% of offering price)                                        .12
                                                                  ----------------
   Offering price to public                                                $12.48
                                                                  ----------------
                                                                  ----------------
Class Z:
   Net asset value, offering price and redemption price per
      share ($30,323,905 / 2,427,339 shares of beneficial
      interest issued and outstanding)                                     $12.49
                                                                  ----------------
                                                                  ----------------

    See Notes to Financial Statements                                      9

       Prudential Value Fund
             Statement of Operations (Unaudited)

                                                                     Six Months
                                                                       Ended
                                                                   April 30, 2003
----------------------------------------------------------------------------------------
NET INVESTMENT INCOME
   Dividends (net of foreign withholding taxes of $13,336)         $    7,812,222
   Income from securities loaned, (net)                                    38,721
   Interest                                                                 8,342
                                                                  ----------------
      Total income                                                      7,859,285
                                                                  ----------------
Expenses
   Management fee                                                       2,202,730
   Distribution fee--Class A                                              632,449
   Distribution fee--Class B                                            1,119,759
   Distribution fee--Class C                                              107,166
   Transfer agent's fees and expenses                                     992,000
   Reports to shareholders                                                136,000
   Custodian's fees and expenses                                           99,000
   Registration fees                                                       50,000
   Legal fees and expenses                                                 22,000
   Audit fee                                                               14,000
   Trustees' fees                                                          10,000
   Insurance                                                                8,000
   Miscellaneous                                                            8,757
                                                                  ----------------
      Total expenses                                                    5,401,861
                                                                  ----------------
Net investment income                                                   2,457,424
                                                                  ----------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss on investment transactions                          (56,864,099)
Net change in unrealized appreciation/(depreciation) on
   investments                                                         77,963,566
                                                                  ----------------
Net gain on investments                                                21,099,467
                                                                  ----------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               $   23,556,891
                                                                  ----------------
                                                                  ----------------

    10                                     See Notes to Financial Statements

       Prudential Value Fund
             Statement of Changes in Net Assets (Unaudited)

                                                    Six Months            Year
                                                      Ended              Ended
                                                  April 30, 2003    October 31, 2002
------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations
   Net investment income                          $    2,457,424     $    5,426,340
   Net realized loss on investments and foreign
      currency transactions                          (56,864,099)       (90,774,290)
   Net change in unrealized appreciation
      (depreciation) of investments                   77,963,566        (89,288,445)
                                                  --------------    ----------------
   Net increase (decrease) in net assets
      resulting from operations                       23,556,891       (174,636,395)
                                                  --------------    ----------------
Dividends and distributions (Note 1)
   Dividends from net investment income
      Class A                                         (3,629,646)        (4,302,044)
      Class Z                                           (313,603)          (562,409)
                                                  --------------    ----------------
                                                      (3,943,249)        (4,864,453)
                                                  --------------    ----------------
   Distributions from net realized gains
      Class A                                                 --        (63,947,693)
      Class B                                                 --        (37,197,176)
      Class C                                                 --         (2,861,741)
      Class Z                                                 --         (5,853,100)
                                                  --------------    ----------------
                                                              --       (109,859,710)
                                                  --------------    ----------------
Fund share transactions (net of share
   conversions)
   (Note 6)
   Proceeds from shares sold                          32,916,695        144,192,974
   Net asset value of shares issued in
      reinvestment of dividends and
      distributions                                    3,644,984        107,139,107
   Cost of shares reacquired                        (100,777,630)      (328,410,307)
                                                  --------------    ----------------
   Net decrease in net assets from Fund share
      transactions                                   (64,215,951)       (77,078,226)
                                                  --------------    ----------------
Total decrease                                       (44,602,309)      (366,438,784)
NET ASSETS
Beginning of period                                  812,652,791      1,179,091,575
                                                  --------------    ----------------
End of period(a)                                  $  768,050,482     $  812,652,791
                                                  --------------    ----------------
                                                  --------------    ----------------
(a) Includes undistributed net investment
    income of                                     $    2,458,200     $    3,944,025
                                                  --------------    ----------------

    See Notes to Financial Statements                                     11

       Prudential Value Fund
             Notes to Financial Statements (Unaudited)

      Prudential Value Fund (the 'Fund') is registered under the Investment Company Act of 1940 as a diversified, open-end, management investment company. The investment objective of the Fund is capital appreciation. It seeks to achieve this objective by investing primarily in common stocks and convertible securities that provide investment income returns above those of the Standard & Poor's 500 Composite Stock Price Index or the NYSE Composite Index.

Note 1. Accounting Policies
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

      Securities Valuation:    Securities traded on an exchange and Nasdaq
National Market securities are valued at the last closing price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices or at the last bid price on such day in the absence of an asked price. Securities traded in the over-the-counter market, including securities listed on exchanges whose primary market is believed to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Securities for which reliable market quotations are not readily available or for which the pricing agent or market maker does not provide a valuation or methodology, or provides a valuation or methodology that, in the judgement of the subadviser, does not represent fair value, are valued at fair value by a Valuation Committee appointed by the Board of Trustees, in consultation with the Manager or subadviser.

      Investment in mutual funds are vauled at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

      Short-term securities which mature in more than 60 days are valued at current market quotations. Short-term securities which mature in 60 days or less are valued at amortized cost, which approximates market value.

      Repurchase Agreements:    In connection with transactions in repurchase
agreements with United States financial institutions, it is the Fund's policy that its custodian or designated subcustodians under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

       Prudential Value Fund
             Notes to Financial Statements (Unaudited) Cont'd.

      Securities Transactions and Net Investment Income:    Securities
transactions are recorded on the trade date. Realized and unrealized gains (losses) on sales of portfolio securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Fund amortizes premiums and discounts on purchases of debt securities as adjustments to interest income. Expenses are recorded on the accrual basis which may require the use of certain estimates by management.

      Net investment income (loss), (other than distribution fees) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

      Taxes:    It is the Fund's policy to meet the requirements of the Internal
Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to shareholders. Therefore, no federal income tax provision is required.

      Withholding taxes on foreign dividends have been provided for in accordance with the Fund's understanding of the applicable country's tax rates.

      Dividends and Distributions:    The Fund expects to pay dividends of net
investment income and distributions of net realized capital and currency gains, if any, annually. Dividends and distributions are recorded on the ex-dividend date.

      Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

      Securities Lending:    The Fund may lend its portfolio securities to
qualified institutions. The loans are secured by collateral in an amount equal to at least the market value at all times of the loaned securities plus any accrued interest and dividends. During the time the securities are on loan, the Fund will continue to receive the interest and dividends or amounts equivalent thereto, on the loaned securities while receiving a fee from the borrower or earning interest on the investment of the cash collateral. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. The Fund may pay reasonable finders', administrative and custodial fees in connection with a loan of its securities and may share the interest earned on the collateral with the borrower. The Fund bears the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially.

       Prudential Value Fund
             Notes to Financial Statements (Unaudited) Cont'd.

Note 2. Agreements
The Fund has a management agreement with Prudential Investments, LLC ('PI'). Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadvisers' performance of such services. Pursuant to a subadvisory agreement between PI and Jennison Associates LLC ('Jennison'), Deutsche Asset Management Inc. ('Deutsche Asset') and Victory Capital Management, Inc. ('Victory'), from November 1, 2002 through December 12, 2002, Deutsche Asset and Victory assumed the day-to-day management responsibilities with Jennison retaining approximately half of the assets and Deutsche Asset and Victory each assuming approximately 25% of assets. Effective as of the close of business December 12, 2002, the Board of Trustees approved a reallocation of all assets of the Fund from Deutsche Asset and Victory to Jennison. Jennison is now responsible for managing 100% of the Fund's assets. PI pays for the services of Jennison, the compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

      The management fee paid to PI is computed daily and payable monthly at an annual rate of .60 of 1% of the Fund's average daily net assets up to $500 million, .50 of 1% of the next $500 million, .475 of 1% of the next $500 million and .45 of 1% of the average daily net assets in excess of $1.5 billion.

      The Fund has a distribution agreement with Prudential Investment Management Services LLC ('PIMS'), which acts as the distributor of the Class A, Class B, Class C and Class Z shares. The Fund compensates PIMS for distributing and servicing the Fund's Class A, Class B and Class C shares, pursuant to plans of distribution (the 'Class A, B and C Plans'), regardless of expenses actually incurred. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund.

      Pursuant to the Class A, B and C Plans, the Fund compensates PIMS for distribution-related activities at an annual rate of up to .30 of 1%, 1% and 1%, of the average daily net assets of the Class A, B and C shares, respectively. Such expenses under the Plans were .25 of 1%, 1% and 1% of the average daily net assets of the Class A, B and C shares for the six months ended April 30, 2003, respectively.

      PIMS has advised the Fund that it has received approximately $55,900 and $2,800 in front-end sales charges resulting from sales of Class A shares and Class C shares, respectively, during the six months ended April 30, 2003. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

       Prudential Value Fund
             Notes to Financial Statements (Unaudited) Cont'd.

      PIMS has advised the Fund that for the six months ended April 30, 2003, it received approximately $178,700 and $1,800 in contingent deferred sales charges imposed upon certain redemptions by Class B and Class C shareholders, respectively.

      PI, PIMS and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. ('Prudential').

      The Fund, along with other affiliated registered investment companies (the 'Funds'), is a party to a syndicated credit agreement ('SCA') with a group of banks. For the six months ended April 30, 2003, the amount of the commitment was $800 million and allows the Funds to increase the commitment to $1 billion, if necessary. Interest on any borrowings under the SCA will be incurred at market rates. The Funds pay a commitment fee of .08 of 1% of the unused portion of the SCA. The commitment fee is accrued and paid quarterly on a pro rata basis by the Funds. The purpose of the SCA is to serve as an alternative source of funding for capital share redemptions. The expiration date of the SCA is May 2, 2003. The Fund did not borrow any amounts pursuant to the SCA during the six months ended April 30, 2003. On May 2, 2003, the SCA was renewed under the same terms and conditions ('May 2003 renewal'). The expiration date of the May 2003 renewal is April 30, 2004.

Note 3. Other Transactions with Affiliates
Prudential Mutual Fund Services LLC ('PMFS'), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund's transfer agent. During the six months ended April 30, 2003, the Fund incurred fees of approximately $647,800 for the services of PMFS. As of April 30, 2003, approximately $105,200 of such fees were due to PMFS. Transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to nonaffiliates.

      The Fund pays networking fees to affiliated and unaffiliated broker/dealers. These networking fees are payments made to broker/dealers that clear mutual fund transactions through a national clearing system. The Fund incurred approximately $74,000 in total networking fees, of which the amount relating to the services of Prudential Securities, Inc. ('PSI'), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential was approximately $64,800 for the six months ended April 30, 2003. As of April 30, 2003, approximately $10,400 of such fees were due to PSI. These amounts are included in transfer agent's fees and expenses in the Statement of Operations.

      PSI is the securities lending agent for the Fund. For the six months ended April 30, 2003, PSI has been compensated approximately $12,900 for these services of which approximately $580 is payable at April 30, 2003.

       Prudential Value Fund
             Notes to Financial Statements (Unaudited) Cont'd.

      The Fund invests in the Taxable Money Market Series (the 'Series'), a portfolio of Prudential Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Series is a money market fund registered under the Investment Company Act of 1940, as amended, and managed by PI. As of April 30, 2003, the Fund earned income from the Series of approximately $198,600 and $38,700, respectively, by investing its excess cash and collateral from securities lending.

Note 4. Portfolio Securities
Purchases and sales of investment securities, other than short-term investments, for the six months ended April 30, 2003 were $478,363,981 and $567,523,234, respectively.

      As of April 30, 2003, the Fund had securities on loan with an aggregate market value of $20,879,486. The Fund received $22,082,108 in cash as collateral for securities on loan which was used to purchase highly liquid short-term investments in accordance with the Fund's securities lending procedures.

Note 5. Distributions and Tax Information
As of October 31, 2002, the Fund had a capital loss carryforward for federal income tax purposes of approximately $84,270,000 which expires in 2010. Accordingly, no capital gains distribution is expected to be paid to shareholders until net gains have been realized in excess of such carryforward.

      The United States federal income tax basis of the Fund's investments and the net unrealized depreciation as of April 30, 2003 were as follows:

                                                    Total Net
                                                    Unrealized
 Tax Basis       Appreciation     Depreciation     Depreciation
------------     ------------     ------------     ------------
$806,200,464     $ 41,293,227     $ 61,150,249     $(19,857,022)

      The difference between book basis is primarily attributable to the difference in the treatment of wash sale losses for book and tax purposes.

Note 6. Capital
The Fund offers Class A, Class B, Class C and Class Z shares. Class A shares are sold with a front-end sales charge of up to 5%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a front-end sales charge of 1% and a contingent deferred sales charge of 1% during the first 18 months. Class B shares will automatically convert to Class A shares on a quarterly basis approximately seven

       Prudential Value Fund
             Notes to Financial Statements (Unaudited) Cont'd.

years after purchase. A special exchange privilege is also available for shareholders who qualify to purchase Class A shares at net asset value or Class Z shares. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

      The Fund has authorized an unlimited number of shares of beneficial interest at $.01 par value divided into four classes, designated Class A, Class B, Class C and Class Z.

      Transactions in shares of beneficial interest were as follows:

Class A                                                       Shares          Amount
----------------------------------------------------------  -----------    -------------
Six months ended April 30, 2003:
Shares sold                                                   1,452,309    $  17,848,096
Shares issued in reinvestment of dividends and
  distributions                                                 265,713        3,337,361
Shares reacquired                                            (5,094,533)     (62,249,829)
                                                            -----------    -------------
Net increase (decrease) in shares outstanding before
  conversion                                                 (3,376,511)     (41,064,372)
Shares issued upon conversion from Class B                    1,372,634       16,358,054
                                                            -----------    -------------
Net increase (decrease) in shares outstanding                (2,003,877)   $ (24,706,318)
                                                            -----------    -------------
                                                            -----------    -------------
Class A
----------------------------------------------------------
Year ended October 31, 2002:
Shares sold                                                   5,260,561    $  79,965,297
Shares issued in reinvestment of dividends and
  distributions                                               4,041,024       62,797,511
Shares reacquired                                           (13,615,945)    (198,415,787)
                                                            -----------    -------------
Net increase (decrease) in shares outstanding before
  conversion                                                 (4,314,360)     (55,652,979)
Shares issued upon conversion from Class B                    3,857,723       57,299,651
                                                            -----------    -------------
Net increase (decrease) in shares outstanding                  (456,637)   $   1,646,672
                                                            -----------    -------------
                                                            -----------    -------------
Class B
----------------------------------------------------------
Six months ended April 30, 2003:
Shares sold                                                     657,657    $   7,993,484
Shares reacquired                                            (2,247,247)     (27,304,114)
                                                            -----------    -------------
Net increase (decrease) in shares outstanding before
  conversion                                                 (1,589,590)     (19,310,630)
Shares reacquired upon conversion into Class A               (1,383,200)     (16,358,054)
                                                            -----------    -------------
Net increase (decrease) in shares outstanding                (2,972,790)   $ (35,668,684)
                                                            -----------    -------------
                                                            -----------    -------------
Year ended October 31, 2002:
Shares sold                                                   2,348,863    $  34,521,419
Shares issued in reinvestment of dividends and
  distributions                                               2,277,194       35,228,187
Shares reacquired                                            (5,471,858)     (75,693,521)
                                                            -----------    -------------
Net increase (decrease) in shares outstanding before
  conversion                                                   (845,801)      (5,943,915)
Shares reacquired upon conversion into Class A               (3,888,117)     (57,299,651)
                                                            -----------    -------------
Net increase (decrease) in shares outstanding                (4,733,918)   $ (63,243,566)
                                                            -----------    -------------
                                                            -----------    -------------

                                                                          17

       Prudential Value Fund
             Notes to Financial Statements (Unaudited) Cont'd.

Class C                                                       Shares          Amount
----------------------------------------------------------  -----------    -------------
Six months ended April 30, 2003:
Shares sold                                                     185,957    $   2,271,982
Shares reacquired                                              (366,987)      (4,491,703)
                                                            -----------    -------------
Net increase (decrease) in shares outstanding                  (181,030)   $  (2,219,721)
                                                            -----------    -------------
                                                            -----------    -------------
Year ended October 31, 2002:
Shares sold                                                     560,206    $   7,855,437
Shares issued in reinvestment of dividends and
  distributions                                                 182,198        2,818,597
Shares reacquired                                              (764,351)     (10,528,977)
                                                            -----------    -------------
Net increase (decrease) in shares outstanding                   (21,947)   $     145,057
                                                            -----------    -------------
                                                            -----------    -------------
Class Z
----------------------------------------------------------
Six months ended April 30, 2003:
Shares sold                                                     391,532    $   4,803,133
Shares issued in reinvestment of dividends and
  distributions                                                  24,473          307,623
Shares reacquired                                              (552,237)      (6,731,984)
                                                            -----------    -------------
Net increase (decrease) in shares outstanding                  (136,232)   $  (1,621,228)
                                                            -----------    -------------
                                                            -----------    -------------
Year ended October 31, 2002:
Shares sold                                                   1,471,778    $  21,850,821
Shares issued in reinvestment of dividends and
  distributions                                                 404,551        6,294,812
Shares reacquired                                            (3,177,415)     (43,772,022)
                                                            -----------    -------------
Net increase (decrease) in shares outstanding                (1,301,086)   $ (15,626,389)
                                                            -----------    -------------
                                                            -----------    -------------

                                                        SEMIANNUAL REPORT
                                                        APRIL 30, 2003
            PRUDENTIAL
            VALUE FUND
--------------------------------------------------------------------------------
                                                        FINANCIAL HIGHLIGHTS

       Prudential Value Fund
             Financial Highlights (Unaudited)

                                                                      Class A
                                                                  ----------------
                                                                  Six Months Ended
                                                                   April 30, 2003
----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                  $  12.17
                                                                  ----------------
Income from investment operations
Net investment income                                                      .05
Net realized and unrealized gain (loss) on investment
   transactions                                                            .34
                                                                  ----------------
   Total from investment operations                                        .39
                                                                  ----------------
Less distributions
Dividends from net investment income                                      (.09)
Dividends in excess of net investment income                                --
Distributions from net realized gains                                       --
                                                                  ----------------
   Total distributions                                                    (.09)
                                                                  ----------------
Net asset value, end of period                                        $  12.47
                                                                  ----------------
                                                                  ----------------
TOTAL RETURN(a):                                                          3.17%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                                       $504,595
Average net assets (000)                                              $510,152
Ratios to average net assets:
   Expenses, including distribution and service (12b-1)
      fees(b)                                                             1.16%(d)
   Expenses, excluding distribution and service (12b-1) fees               .91%(d)
   Net investment income                                                   .85%(d)
For Class A, B, C and Z shares:
   Portfolio turnover rate(e)                                               63%

------------------------------
(a) Total return of shares does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.
(b) The distributor of the Fund contractually agreed to limit its distribution and service (12b-1) fees to .25 of 1% of the average net assets of the Class A shares.
(c) Calculated based upon average shares outstanding during the period.
(d) Annualized.
(e) Portfolio turnover for periods of less than one full year is not annualized.

    20                                     See Notes to Financial Statements

       Prudential Value Fund
             Financial Highlights (Unaudited) Cont'd.

                                                 Class A
----------------------------------------------------------------------------------------------------------
                                          Year Ended October 31,
----------------------------------------------------------------------------------------------------------
    2002(c)                2001                 2000                 1999                 1998
----------------------------------------------------------------------------------------------------------
    $  16.09             $  18.49             $  18.12             $  18.63             $  21.00
----------------     ----------------     ----------------     ----------------     ----------------
         .11                  .16                  .31                  .33                  .45
       (2.43)               (1.22)                2.49                  .58                 (.49)
----------------     ----------------     ----------------     ----------------     ----------------
       (2.32)               (1.06)                2.80                  .91                 (.04)
----------------     ----------------     ----------------     ----------------     ----------------
        (.10)                (.12)                (.25)                (.33)                (.44)
          --                   --                   --                 (.03)                  --
       (1.50)               (1.22)               (2.18)               (1.06)               (1.89)
----------------     ----------------     ----------------     ----------------     ----------------
       (1.60)               (1.34)               (2.43)               (1.42)               (2.33)
----------------     ----------------     ----------------     ----------------     ----------------
    $  12.17             $  16.09             $  18.49             $  18.12             $  18.63
----------------     ----------------     ----------------     ----------------     ----------------
----------------     ----------------     ----------------     ----------------     ----------------
      (16.56)%              (6.21)%              17.60%                5.03%                (.65)%
    $516,702             $690,433             $634,991             $619,469             $638,547
    $657,772             $714,431             $571,048             $653,798             $655,776
        1.04%                1.08%                1.16%                1.02%                 .91%
         .79%                 .83%                 .91%                 .77%                 .66%
         .74%                 .83%                1.83%                1.71%                2.19%
          72%                 179%                  64%                  17%                  22%

    See Notes to Financial Statements                                     21

       Prudential Value Fund
             Financial Highlights (Unaudited) Cont'd.

                                                                      Class B
                                                                  ----------------
                                                                  Six Months Ended
                                                                   April 30, 2003
----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                  $  12.02
                                                                  ----------------
Income from investment operations
Net investment income (loss)                                               .01
Net realized and unrealized gain (loss) on investment
transactions                                                               .33
                                                                  ----------------
   Total from investment operations                                        .34
                                                                  ----------------
Less distributions
Dividends from net investment income                                        --
Dividends in excess of net investment income                                --
Distributions from net realized gains                                       --
                                                                  ----------------
   Total distributions                                                      --
                                                                  ----------------
Net asset value, end of period                                        $  12.36
                                                                  ----------------
                                                                  ----------------
TOTAL RETURN(a):                                                          2.83%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                                       $211,998
Average net assets (000)                                              $225,808
Ratios to average net assets:
   Expenses, including distribution and service (12b-1) fees              1.91%(d)
   Expenses, excluding distribution and service (12b-1) fees               .91%(d)
   Net investment income (loss)                                            .11%(d)

------------------------------
(a) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.
(b) Less than $.005 per share.
(c) Calculated based upon average shares outstanding during the period.
(d) Annualized.

    22                                     See Notes to Financial Statements

       Prudential Value Fund
             Financial Highlights (Unaudited) Cont'd.

                                                 Class B
----------------------------------------------------------------------------------------------------------
                                          Year Ended October 31,
----------------------------------------------------------------------------------------------------------
    2002(c)                2001                 2000                 1999                 1998
----------------------------------------------------------------------------------------------------------
   $    15.92           $    18.38           $    18.06           $    18.57           $    20.93
----------------     ----------------     ----------------     ----------------     ----------------
          (--)(b)              .03                  .20                  .19                  .29
        (2.40)               (1.22)                2.46                  .58                 (.48)
----------------     ----------------     ----------------     ----------------     ----------------
        (2.40)               (1.19)                2.66                  .77                 (.19)
----------------     ----------------     ----------------     ----------------     ----------------
           --                 (.05)                (.16)                (.19)                (.28)
           --                   --                   --                 (.03)                  --
        (1.50)               (1.22)               (2.18)               (1.06)               (1.89)
----------------     ----------------     ----------------     ----------------     ----------------
        (1.50)               (1.27)               (2.34)               (1.28)               (2.17)
----------------     ----------------     ----------------     ----------------     ----------------
   $    12.02           $    15.92           $    18.38           $    18.06           $    18.57
----------------     ----------------     ----------------     ----------------     ----------------
----------------     ----------------     ----------------     ----------------     ----------------
       (17.21)%              (6.93)%              16.71%                4.25%               (1.35)%
   $  241,923           $  395,833           $  639,755           $1,006,346           $1,299,962
   $  347,114           $  529,705           $  778,722           $1,200,663           $1,391,826
         1.79%                1.83%                1.91%                1.77%                1.66%
          .79%                 .83%                 .91%                 .77%                 .66%
         (.01)%                .12%                1.13%                 .98%                1.44%

    See Notes to Financial Statements                                     23

       Prudential Value Fund
             Financial Highlights (Unaudited) Cont'd.

                                                                      Class C
                                                                  ----------------
                                                                  Six Months Ended
                                                                   April 30, 2003
----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                  $  12.02
                                                                  ----------------
Income from investment operations
Net investment income (loss)                                                --(b)
Net realized and unrealized gain (loss) on investment
transactions                                                               .34
                                                                  ----------------
  Total from investment operations                                         .34
                                                                  ----------------
Less distributions
Dividends from net investment income                                        --
Dividends in excess of net investment income                                --
Distributions from net realized gains                                       --
                                                                  ----------------
   Total distributions                                                      --
                                                                  ----------------
Net asset value, end of period                                        $  12.36
                                                                  ----------------
                                                                  ----------------
TOTAL RETURN(a):                                                          2.83%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                                       $ 21,133
Average net assets (000)                                              $ 21,611
Ratios to average net assets:
   Expenses, including distribution and service (12b-1) fees              1.91%(e)
   Expenses, excluding distribution and service (12b-1) fees               .91%(e)
   Net investment income (loss)                                            .10%(e)

------------------------------
(a) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.
(b) Less than $.005 per share.
(c) Less than .005%.
(d) Calculated based upon average shares outstanding during the period.
(e) Annualized.

    24                                     See Notes to Financial Statements

       Prudential Value Fund
             Financial Highlights (Unaudited) Cont'd.

                                                 Class C
----------------------------------------------------------------------------------------------------------
                                       Year Ended October 31,
----------------------------------------------------------------------------------------------------------
    2002(d)                2001                 2000                 1999                 1998
----------------------------------------------------------------------------------------------------------
    $  15.92             $  18.38             $  18.06             $  18.57             $  20.93
    --------             --------             --------             --------             --------
         (--)(b)              .02                  .19                  .19                  .30
       (2.40)               (1.21)                2.47                  .58                 (.49)
    --------             --------             --------             --------             --------
       (2.40)               (1.19)                2.66                  .77                 (.19)
    --------             --------             --------             --------             --------
          --                 (.05)                (.16)                (.19)                (.28)
          --                   --                   --                 (.03)                  --
       (1.50)               (1.22)               (2.18)               (1.06)               (1.89)
    --------             --------             --------             --------             --------
       (1.50)               (1.27)               (2.34)               (1.28)               (2.17)
    --------             --------             --------             --------             --------
    $  12.02             $  15.92             $  18.38             $  18.06             $  18.57
    --------             --------             --------             --------             --------
    --------             --------             --------             --------             --------
      (17.21)%              (6.93)%              16.71%
4.25%               (1.35)%
    $ 22,728             $ 30,459             $ 28,032             $ 33,685             $ 37,988
    $ 29,071             $ 31,358             $ 27,782             $ 36,981             $ 31,345
        1.79%                1.83%                1.91%                1.77%                1.66%
         .79%                 .83%                 .91%                 .77%                 .66%
           0%(c)              .08%                1.10%                 .98%                1.47%

    See Notes to Financial Statements                                     25

       Prudential Value Fund
             Financial Highlights (Unaudited) Cont'd.

                                                                      Class Z
                                                                  ----------------
                                                                  Six Months Ended
                                                                   April 30, 2003
----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                  $  12.21
                                                                      --------
Income from investment operations
Net investment income                                                      .08
Net realized and unrealized gain (loss) on investment
transactions                                                               .32
                                                                      --------
   Total from investment operations                                        .40
                                                                      --------
Less distributions
Dividends from net investment income                                      (.12)
Dividends in excess of net investment income                                --
Distributions from net realized gains                                       --
                                                                      --------
   Total distributions                                                    (.12)
                                                                      --------
Net asset value, end of period                                        $  12.49
                                                                      --------
                                                                      --------
TOTAL RETURN(a):                                                          3.30%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                                       $ 30,324
Average net assets (000)                                              $ 30,823
Ratios to average net assets:
   Expenses, including distribution and service (12b-1) fees               .91%(c)
   Expenses, excluding distribution and service (12b-1) fees               .91%(c)
   Net investment income                                                  1.10%(c)

------------------------------
(a) Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.
(b) Calculated based upon average shares outstanding during the period.
(c) Annualized.

    26                                     See Notes to Financial Statements

       Prudential Value Fund
             Financial Highlights (Unaudited) Cont'd.

                                                 Class Z
----------------------------------------------------------------------------------------------------------
                                       Year Ended October 31,
----------------------------------------------------------------------------------------------------------
    2002(b)                2001                 2000                 1999                 1998
----------------------------------------------------------------------------------------------------------
    $  16.14             $  18.52             $  18.13             $  18.64             $  21.00
----------------     ----------------     ----------------     ----------------     ----------------
         .14                  .28                  .35                  .38                  .52
       (2.43)               (1.30)                2.50                  .58                 (.51)
----------------     ----------------     ----------------     ----------------     ----------------
       (2.29)               (1.02)                2.85                  .96                  .01
----------------     ----------------     ----------------     ----------------     ----------------
        (.14)                (.14)                (.28)                (.38)                (.48)
          --                   --                   --                 (.03)                  --
       (1.50)               (1.22)               (2.18)               (1.06)               (1.89)
----------------     ----------------     ----------------     ----------------     ----------------
       (1.64)               (1.36)               (2.46)               (1.47)               (2.37)
----------------     ----------------     ----------------     ----------------     ----------------
    $  12.21             $  16.14             $  18.52             $  18.13             $  18.64
----------------     ----------------     ----------------     ----------------     ----------------
----------------     ----------------     ----------------     ----------------     ----------------
      (16.34)%              (5.98)%              17.94%                5.28%                (.40)%
    $ 31,300             $ 62,366             $153,246             $136,529             $142,918
    $ 58,256             $ 69,810             $141,384             $144,747             $103,474
         .79%                 .83%                 .91%                 .77%                 .66%
         .79%                 .83%                 .91%                 .77%                 .66%
         .98%                1.11%                2.07%                1.97%                2.49%

    See Notes to Financial Statements                                     27
                                       www.prudential.com  (800) 225-1852

FOR MORE INFORMATION

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077
(800) 225-1852

Trustees
Saul K. Fenster
Delayne Dedrick Gold
Robert F. Gunia
Douglas H. McCorkindale
W. Scott McDonald, Jr.
Thomas T. Mooney
Stephen P. Munn
David R. Odenath, Jr.
Richard A. Redeker
Judy A. Rice
Robin B. Smith
Louis A. Weil, III
Clay T. Whitehead

Officers
Judy A. Rice, President
Robert F. Gunia, Vice President
Grace C. Torres, Treasurer
Marguerite E.H. Morrison, Chief Legal Officer
   and Assistant Secretary
Maria G. Master, Secretary
Maryanne Ryan, Anti-Money Laundering
   Compliance Officer

Manager
Prudential Investments LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Investment Adviser
Jennison Associates LLC
466 Lexington Avenue
New York, NY 10017

Distributor
Prudential Investment Management Services LLC
Gateway Center Three, 14th Floor
Newark, NJ 07102-4077

Custodian
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

Transfer Agent
Prudential Mutual Fund Services LLC
PO Box 8098
Philadelphia, PA 19101

Independent Auditors
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

Legal Counsel
Sullivan & Cromwell LLP
125 Broad Street
New York, NY 10004-2498


Fund Symbols     Nasdaq     CUSIP
Class A          PBEAX     74438J105
Class B          PBQIX     74438J204
Class C          PEICX     74438J303
Class Z          PEIZX     74438J402

The views expressed in this report and
information about the Fund's portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of April 30, 2003, were not audited and, accordingly, no auditor's opinion is expressed on them.

Mutual funds are not insured by the FDIC or any federal government agency, are not a deposit of or guaranteed by any bank or any bank affiliate, and may lose value.

(LOGO) Prudential Financial

Fund Symbols     Nasdaq     CUSIP
Class A     PBEAX     74438J105
Class B     PBQIX     74438J204
Class C     PEICX     74438J303
Class Z     PEIZX     74438J402

MF131E2     IFS-A080881

Item 2 -- Code of Ethics -- Not required in this filing

Item 3 -- Audit Committee Financial Expert -- Not required in this filing

Item 4 -- Principal Accountant Fees and Services -- Not required in this filing

Item 5 -- Reserved

Item 6 -- Reserved

Item 7 -- Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies -- Not required in this filing

Item 8 -- Reserved

Item 9 -- Controls and Procedures

      (a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

      (b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 10 -- Exhibits

      (a) Code of Ethics -- Not required in this filing

      (b) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act -- Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Prudential Value Fund

By: /s/ Maria Master
    -----------------------
    Maria Master
    Secretary of Prudential Value Fund

Date: July 8, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Judy A. Rice
    -----------------
    Judy A. Rice,
    President and Principal Executive Officer of Prudential Value Fund

Date: July 8 2003

By: /s/ Grace C. Torres
    --------------------
    Grace C. Torres,
    Treasurer and Principal Financial Officer of Prudential Value Fund

Date: July 8, 2003

     Attached hereto as an exhibit are the certifications pursuant to
Section 906 of the Sarbanes-Oxley Act.